Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Accounting Policies [Abstract]
Depreciation and amortization
The following table presents all depreciation and amortization recorded in our consolidated statements of income, regardless of whether the item appears as depreciation and amortization, a reduction of revenue, or as cost of service revenue.

	Year Ended December 31,
	2015	2014	2013
	(In millions)
Depreciation, and amortization of capitalized software, continuing operations	$87	$75	$55
Amortization of intangible assets, continuing operations	17	18	18
Depreciation and amortization, continuing operations	104	93	73
Amortization recorded as reduction of service revenue	1	3	3
Amortization of capitalized software recorded as cost of service revenue	21	38	18
Depreciation and amortization reported in the statement of cash flows	$126	$134	$94

Summarized premium revenue
The following table summarizes premium revenue from continuing operations for the periods indicated:

	Year Ended December 31,
	2015		2014		2013
	Amount	% of Total	Amount	% of Total	Amount	% of Total
	(Dollars in millions)
California	$2,200	16.6%	$1,523	16.9%	$750	12.1%
Florida	1,199	9.0	439	4.9	265	4.3
Illinois	397	3.0	153	1.7	8	0.1
Michigan	1,067	8.1	781	8.7	676	11.0
New Mexico	1,237	9.3	1,076	11.9	447	7.2
Ohio	2,034	15.4	1,553	17.2	1,099	17.8
Puerto Rico	567	4.3	—	—	—	—
South Carolina	348	2.6	381	4.2	—	—
Texas	1,961	14.8	1,318	14.6	1,291	20.9
Utah	331	2.5	310	3.4	311	5.0
Washington	1,602	12.1	1,305	14.5	1,168	18.9
Wisconsin	261	2.0	156	1.7	143	2.3
Direct delivery	37	0.3	28	0.3	21	0.4
	$13,241	100.0%	$9,023	100.0%	$6,179	100.0%

Receivables (payables) for 3R programs
Our receivables (payables) for each of these programs, as of the dates indicated, were as follows:

	June 30, 2016			December 31, 2015
	Current Benefit Year	Prior Benefit Years	Total
	(In millions)
Risk adjustment	$(220)	$(254)	$(474)	$(214)
Reinsurance	57	24	81	36
Risk corridor	(9)	(3)	(12)	(10)
Minimum MLR	(17)	(2)	(19)	(3)

Our receivables (payables) for each of these programs, as of the dates indicated, were as follows (in millions):

	December 31, 2015	December 31, 2014
Risk adjustment	$(214)	$(5)
Reinsurance	36	5
Risk corridor	(10)	—
Minimum MLR	(3)	—

Quality incentive premium revenue recognized
The following table quantifies the quality incentive premium revenue recognized for the periods presented, including the amounts earned in the periods presented and prior periods. Although the reasonably possible effects of a change in estimate related to quality incentive premium revenue as of June 30, 2016 are not known, we have no reason to believe that the adjustments to prior years noted below are not indicative of the potential future changes in our estimates as of June 30, 2016, other than the Texas quality revenue recognized in the second quarter of 2016 described above.

	Three Months Ended June 30,		Six Months Ended June 30,
	2016	2015	2016	2015
	(In millions)
Maximum available quality incentive premium - current period	$41	$28	$81	$58
Amount of quality incentive premium revenue recognized in current period:
Earned current period	$36	$11	$54	$21
Earned prior periods	49	11	54	11
Total	$85	$22	$108	32

Quality incentive premium revenue recognized as a percentage of total premium revenue	2.1%	0.7%	1.3%	0.5%

The following table quantifies the quality incentive premium revenue recognized for the periods presented, including the amounts earned in the period presented and prior periods. Although the reasonably possible effects of a change in estimate related to quality incentive premium revenue as of December 31, 2015 are not known, we have no reason to believe that the adjustments to prior years noted below are not indicative of the potential future changes in our estimates as of December 31, 2015.

	Year Ended December 31,
	2015	2014	2013
	(In millions)
Maximum available quality incentive premium - current period	$118	$90	$63

Amount of quality incentive premium revenue recognized in current period:
Earned current period	$66	$40	$46
Earned prior periods	13	4	9
Total	$79	$44	$55

Total premium revenue recognized for state health plans with quality incentive premiums	$11,107	$7,084	$2,980

Consolidated medical care costs
The following table provides the details of our consolidated medical care costs from continuing operations for the periods indicated (dollars in millions, except PMPM amounts):

	Year Ended December 31,
	2015			2014			2013
	Amount	PMPM	% of Total	Amount	PMPM	% of Total	Amount	PMPM	% of Total
Fee-for-service	$8,572	$218.35	72.7%	$5,673	$202.87	70.2%	$3,612	$160.43	67.1%
Pharmacy	1,610	41.01	13.7	1,273	45.54	15.8	935	41.54	17.4
Capitation	982	25.02	8.3	748	26.77	9.3	604	26.83	11.2
Direct delivery	128	3.26	1.1	96	3.44	1.2	48	2.14	0.9
Other	502	12.79	4.2	286	10.22	3.5	181	8.05	3.4
Total	$11,794	$300.43	100.0%	$8,076	$288.84	100.0%	$5,380	$238.99	100.0%